ETFB Green SRI REITs ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Australia - 11.4%
Arena REIT	6,981	$16,541
BWP Property Group, Ltd.	8,965	20,664
Dexus Industria REIT	3,889	7,036
Goodman Group	23,083	522,844
Mirvac Group	130,777	189,451
Vicinity, Ltd.	68,094	108,290
		864,826

Japan - 3.3%
Nippon Prologis REIT, Inc.	462	250,808

Netherlands - 0.4%
NSI NV	1,148	28,315

New Zealand - 0.2%
Goodman Property Trust	13,393	15,892

Singapore - 0.5%
AIMS APAC REIT	37,469	40,145

United Kingdom - 6.8%
Custodian Property Income REIT PLC	34,262	35,910
Life Science REIT PLC	18,193	9,534
Target Healthcare REIT PLC	33,664	44,326
Tritax Big Box REIT PLC	116,227	217,332
UNITE Group PLC	19,964	197,748
Warehouse REIT PLC	7,185	10,859
		515,709

United States - 76.1%(a)
Agree Realty Corporation	459	32,910
American Homes 4 Rent - Class A	5,598	194,195
Apple Hospitality REIT, Inc.	4,177	49,080
Camden Property Trust	1,412	154,190
CareTrust REIT, Inc.	1,372	43,630
CubeSmart	4,282	166,613
Digital Realty Trust, Inc.	4,683	826,269
EastGroup Properties, Inc.	3	490
Equity LifeStyle Properties, Inc.	3,324	199,174
Equity Residential	4,961	313,535
First Industrial Realty Trust, Inc.	4,096	199,557
Invitation Homes, Inc.	7,466	228,833
Mid-America Apartment Communities, Inc.	659	93,861
Prologis, Inc.	8,045	859,045
Public Storage	2,283	620,839
Regency Centers Corporation	3,105	221,697
Rexford Industrial Realty, Inc.	4,596	167,892
SITE Centers Corporation	71	765
STAG Industrial, Inc.	2,277	78,169
Sun Communities, Inc.	1,848	229,207
Tanger, Inc.	7,312	219,506
Welltower, Inc.	5,170	853,412
		5,752,869
TOTAL COMMON STOCKS (Cost $7,546,087)		7,468,564

SHORT-TERM INVESTMENTS - 1.1%		Value
Money Market Funds - 1.1%	Shares
First American Government Obligations Fund - Class X, 4.23%(b)	80,643	80,643
TOTAL SHORT-TERM INVESTMENTS (Cost $80,643)		80,643

TOTAL INVESTMENTS - 99.8% (Cost $7,626,730)		7,549,207
Other Assets in Excess of Liabilities - 0.2%		12,296
TOTAL NET ASSETS - 100.0%		$7,561,503
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

ETFB Green SRI REITs ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,468,564	$–	$–	$7,468,564
Money Market Funds	80,643	–	–	80,643
Total Investments	$7,549,207	$–	$–	$7,549,207

Refer to the Schedule of Investments for further disaggregation of investment categories.